Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	LINCOLN BENEFIT LIFE CO
Entity Central Index Key	0000910739
Entity Filer Category	Non-accelerated Filer